Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019
Revenues
Total Revenues	$ 428,479	$ 380,801	$ 925,626	$ 700,792	$ 861,410	$ 37,995
Cost of Goods Sold	(108,187)	(214,444)	(216,355)	(348,313)	(422,539)
Gross Profit	320,292	166,357	709,271	352,479	438,871	37,995
Operating Expenses
Compensation and related benefits	(2,041,992)	(239,619)	(2,710,747)	(678,109)
General and administrative expenses	(715,255)	(328,334)	(1,704,969)	(1,014,232)	(3,170,992)	(4,353,189)
Loss from Operations	(2,436,885)	(401,596)	(3,706,445)	(1,339,862)	(2,732,121)	(4,315,194)
Other Income (Expense)
Debt forgiveness Income			3,115	93,761	93,761	369,206
Interest expense	(548,595)	(6,675)	(947,383)	(20,025)	(32,472)	(23,268)
Interest income	7	70	19	3,031	3,034	403,984
Foreign exchange loss	(1,254)		(20,826)
Rebate Income		1,116		1,116	2,019
Total Other (Expense) Income	(549,842)	(5,489)	(965,075)	77,883	66,342	749,922
Loss Before Provision for Income Taxes	(2,986,727)	(407,085)	(4,671,520)	(1,261,979)	(2,665,779)	(3,565,272)
Provision for Income Taxes
Net Loss	(2,986,727)	(407,085)	(4,671,520)	(1,261,979)	(2,665,779)	(3,565,272)
Net loss attributable to noncontrolling interest	59,707	2,883	84,126	11,055	45,541
Net loss attributable to common shareholders	$ (2,927,020)	$ (404,202)	$ (4,587,394)	$ (1,250,924)	$ (2,620,238)	$ (3,565,272)
Basic and Diluted Net Loss per share	$ (2.23)	$ (0.41)	$ (3.89)	$ (1.31)	$ (0.34)	$ (1.00)
Basic and diluted Weighted Average Number of Common Shares Outstanding	1,309,631	982,372	1,179,925	956,669	7,722,964	3,566,488
Franchise Royalties and License Fees [Member]
Revenues
Total Revenues	$ 31,901	$ 140,209	$ 149,596	$ 387,221	$ 478,023
Franchise Termination Revenue [Member]
Revenues
Total Revenues	18,141	44,984	79,522	44,984	44,984
Company-Owned Stores Sales [Member]
Revenues
Total Revenues	319,125	105,070	563,854	154,713	174,042
Esports Revenue [Member]
Revenues
Total Revenues	$ 59,312	$ 90,538	$ 132,654	$ 113,874	$ 164,361	$ 37,995